Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Pyrford International Stock Fund Class A [Member] | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund Class A [Member] | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class A [Member] | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class A [Member] | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class A [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class A [Member] | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Class A [Member] | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Class A [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Class A [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Class A [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Pyrford International Stock Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Pyrford International Stock Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Pyrford International Stock Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Pyrford International Stock Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Pyrford International Stock Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Pyrford International Stock Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Pyrford International Stock Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Class A [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Pyrford International Stock Fund Class A [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Pyrford International Stock Fund Class A [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Pyrford International Stock Fund Class A [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Pyrford International Stock Fund Class A [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund Class A [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Pyrford International Stock Fund Class A [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund Class A [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Pyrford International Stock Fund Class A [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Pyrford International Stock Fund Class A [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Advisor Class [Member] | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Advisor Class [Member] | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund Advisor Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Advisor Class [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Pyrford International Stock Fund Advisor Class [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Pyrford International Stock Fund Advisor Class [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Pyrford International Stock Fund Advisor Class [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Pyrford International Stock Fund Advisor Class [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund Advisor Class [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Pyrford International Stock Fund Advisor Class [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund Advisor Class [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Pyrford International Stock Fund Advisor Class [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Pyrford International Stock Fund Advisor Class [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional Class [Member] | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional Class [Member] | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Institutional Class [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Pyrford International Stock Fund Institutional Class [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Pyrford International Stock Fund Institutional Class [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Pyrford International Stock Fund Institutional Class [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Pyrford International Stock Fund Institutional Class [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund Institutional Class [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Pyrford International Stock Fund Institutional Class [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund Institutional Class [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Pyrford International Stock Fund Institutional Class [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Pyrford International Stock Fund Institutional Class [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund Class R [Member] | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund Class R [Member] | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class R [Member] | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class R [Member] | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class R [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund Class R [Member] | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Class R [Member] | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Class R [Member] | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund Class R [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Class R [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund Class R [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Pyrford International Stock Fund Class R [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Class R [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund Class R [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Pyrford International Stock Fund Class R [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Pyrford International Stock Fund Class R [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Pyrford International Stock Fund Class R [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Pyrford International Stock Fund Class R [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Pyrford International Stock Fund Class R [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Pyrford International Stock Fund Class R [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund Class R [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Pyrford International Stock Fund Class R [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Pyrford International Stock Fund Class R [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Pyrford International Stock Fund Class R [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Pyrford International Stock Fund Class R [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Pyrford International Stock Fund Class R [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund Class R [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Pyrford International Stock Fund Class R [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund Class R [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Pyrford International Stock Fund Class R [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Pyrford International Stock Fund Class R [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%